Stock Compensation - Global-Tech Advanced Innovations Inc. 2011 Omnibus Equity Plan - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised		3,000
Number of options, Outstanding, Granted			86,000
Number of options, Forfeited	20,000		5,950
2011 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted		0
Number of options, Outstanding, Granted	0
Number of options, Forfeited	0
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted			73,000
Number of options exercised		3,000
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted			5,000
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted			8,000